                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

             Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS June 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE        VALUE
---------                                                          -------    --------   -----------
            TAX-EXEMPT MUNICIPAL BONDS (102.8%)
            General Obligation (2.4%)
 $ 1,000    Copperleaf Metropolitan District #2, Colorado, Ser
               2006                                                  5.95%    12/01/36   $ 1,027,070
   1,000    Georgetown Special Taxing District, Connecticut, Ser
               2006 A (a)                                           5.125     10/01/36       979,140
 -------                                                                                 -----------
   2,000                                                                                   2,006,210
 -------                                                                                 -----------
            Appropriation (1.5%)
   1,300    San Diego County, California, San Diego Natural
               History Museum COPs                                   5.60     02/01/18     1,287,156
 -------                                                                                 -----------
            Dedicated Tax (7.3%)
     475    Carlsbad Community Facility District #3, California,
               Ser 2006                                              5.30     09/01/36       481,332
   1,500    Poway Unified School District, Community Facilities
               District #14, California, Ser 2006                    5.25     09/01/36     1,514,565
   1,000    San Marcos Community Facilities District #2002-01,
               California, University Commons Ser 2004               5.90     09/01/28     1,036,120
     615    Atlanta, Georgia, Eastside Ser 2005 B                    5.60     01/01/30       632,847
     500    Bolingbrook, Illinois, Sales Tax Ser 2005                0.00+++  01/01/24       495,205
     500    Chicago, Illinois, Lake Shore East Ser 2002              6.75     12/01/32       537,235
     500    Pingree Grove Special Service Area #7, Illinois,
               Cambridge Lakes Ser 2006                              6.00     03/01/36       516,060
   1,000    Kansas City Industrial Development Authority,
               Missouri, Plaza Library Ser 2004                      5.90     03/01/24     1,004,060
 -------                                                                                 -----------
   6,090                                                                                   6,217,424
 -------                                                                                 -----------
            Education (7.3%)
   1,000    Pima County Industrial Development Authority,
               Arizona, Noah Webster Basic School Ser 2004 A        6.125     12/15/34     1,043,080
   1,500    California Statewide Communities Development
               Authority, Lancer Educational Student Housing LLC
               Ser 2007                                             5.625     06/01/33     1,512,240
   1,500    Upland, Indiana, Taylor University Ser 2002              6.25     09/01/28     1,631,445
   1,000    Harrisburg Authority, Pennsylvania, Harrisburg
               University of Science & Technology Ser 2007 B         6.00     09/01/36     1,031,780
   1,000    Chattanooga Health Educational & Housing Facilities
               Board, Tennessee, Student Housing Refg Ser
               2005 A***                                             5.00     10/01/25     1,000,930
 -------                                                                                 -----------
   6,000                                                                                   6,219,475
 -------                                                                                 -----------
            Hospital (16.1%)
   1,000    Colbert County - Northwest Health Care Authority,
               Alabama, Helen Keller Hospital Ser 2003               5.75     06/01/27     1,031,880
     500    Salida Hospital District, Colorado, Heart of the
               Rockies Regional Medical Center Ser 2006              5.25     10/01/36       496,630
   1,000    Medical Center Hospital Authority, Georgia, Spring
               Harbor at Green Island Ser 2007                       5.25     07/01/27     1,010,860
   1,500    Hawaii Department of Budget & Finance, Wilcox
               Memorial Hospital Ser 1998                            5.50     07/01/28     1,524,660
     500    Indiana Health Facility Financing Authority,
               Riverview Hospital Ser 2002                          6.125     08/01/31       532,920
     500    Washington County Hospital, Iowa, Ser 2006              5.375     07/01/26       504,615
   1,250    Aitkin, Minnesota, Riverwood Healthcare Center Ser
               2006                                                  5.60     02/01/32     1,279,263
   1,000    New Hampshire Higher Educational & Health Facilities
               Authority, Littleton Hospital Association Ser
               1998 A                                                6.00     05/01/28     1,020,520
   1,000    New Jersey Health Care Facilities Financing
               Authority, Raritan Bay Medical Center Ser 1994        7.25     07/01/27     1,030,150

   1,000    Oklahoma Development Finance Authority, Comanche
               County Hospital 2000 Ser B                            6.60     07/01/31     1,097,510
   2,000    Allegheny County Hospital Development Authority,
               Pennsylvania, West Penn Allegheny Health
               Ser 2007 A ++                                        5.375     11/15/40     1,994,140
     500    Decatur Hospital Authority, Texas, Wise Regional
               Health Ser 2004 A                                    7.125     09/01/34       545,250
   1,500    Teton County Hospital District, Wyoming, St John's
               Medical Center Ser 2002                               6.75     12/01/27     1,587,315
 -------                                                                                 -----------
  13,250                                                                                  13,655,713
 -------                                                                                 -----------
            Housing (4.1%)
       5    Maricopa County Industrial Development Authority,
               Arizona, Ser 2000-1C (AMT)                            6.25     12/01/30         5,091
            California Housing Finance Agency,
     500       RITES PA 1417 Ser 2006 (AMT)                         7.014**   08/01/31       419,430
     500       RITES PA 1417 Ser 2006 (AMT)                         7.214**   08/01/36       422,230
     180    Colorado Housing Finance Authority, 1998 Ser B-2
               (AMT)                                                 7.25     10/01/31       191,030
     245    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
               (AMT) Pennsylvania Housing Finance Agency,            6.45     09/01/29       246,245
     880       Ser 2006-96 A (AMT) ++                                4.65     10/01/31       831,701
   1,120       Ser 2006-96 A (AMT) ++                                4.70     10/01/37     1,058,529
     290    Washington Housing Finance Commission, FNMA
               Collateralized Refg Ser 1990 A                        7.50     07/01/23       290,496
 -------                                                                                 -----------
   3,720                                                                                   3,464,752
 -------                                                                                 -----------
            Incremental Tax (6.7%)
            Elk Valley Public Improvement Corporation, Colorado,
     500       Ser 2001 A                                            7.30     09/01/22       527,355
     500       Ser 2001 A                                            7.35     09/01/31       526,380
     495    Bellalago Educational Facilities Benefits District,
               Florida, Bellalago Charter School Ser 2004 B          5.80     05/01/34       502,905
   1,000    Midtown Miami Community Development District,
               Florida, Parking Garage Ser 2004 A                    6.25     05/01/37     1,065,320
     500    Prince George's County, Maryland, National Harbor
               Ser 2004                                              5.20     07/01/34       499,640
   1,000    Des Peres, Missouri, West County Center Ser 2002         5.75     04/15/20     1,020,230
     500    Clark County, Special Improvement District #142,
               Nevada, Mountain's Edge Ser 2003                     6.375     08/01/23       515,465
     500    Henderson, Nevada, Local Improvement District
               #T-18, Ser 2006                                       5.30     09/01/35       500,740
     500    Allegheny County Redevelopment Authority,
               Pennsylvania, Pittsburgh Mills Ser 2004               5.60     07/01/23       519,520
 -------                                                                                 -----------
   5,495                                                                                   5,677,555
 -------                                                                                 -----------
            Industrial Development/Pollution Control (8.7%)
     905    Metropolitan Washington Airports Authority,
               District of Columbia & Virginia, CaterAir
               International Corp Ser 1991 (AMT)*                  10.125     09/01/11       906,312
   1,000    Overland Park Development Corporation, Kansas,
               Convention Center Hotel Ser 2000 A                   7.375     01/01/32     1,081,400
   1,235    Maryland Industrial Development Financing
               Authority, Medical Waste Associates LP 1989 Ser
               (AMT)                                                 8.75     11/15/10     1,033,534
   1,000    Nevada Department of Business & Industry, Las Vegas
               Monorail 2nd Tier Ser 2000                           7.375     01/01/40     1,045,340
            New York City Industrial Development Agency,
               New York,
   1,000       American Airlines Inc Ser 2005 (AMT)                  7.75     08/01/31     1,188,400
   1,000       7 World Trade Center LLC Ser 2005 A                   6.50     03/01/35     1,055,130
     425    Carbon County Industrial Development Authority,
               Pennsylvania, Panther Creek Partners Refg 2000
               Ser (AMT)                                             6.65     05/01/10       441,996
     500    Pennsylvania Economic Development Financing
               Authority, Reliant Energy Inc Ser 2001 A (AMT)        6.75     12/01/36       550,135
     100    Lexington County, South Carolina, Ellett Brothers
               Inc Refg Ser 1988                                     7.50     09/01/08        99,573
 -------                                                                                 -----------
   7,165                                                                                   7,401,820
 -------                                                                                 -----------

            Life Care  (26.1%)
            Orange County Health Facilities Authority, Florida,
   1,100       Orlando Lutheran Towers Inc Ser 2005                 5.375     07/01/20     1,096,227
   2,000       Westminister Community Care Services Inc Ser 1999     6.75     04/01/34     2,067,840
   1,000    Pinellas County Health Facilities Authority,
               Florida, Oaks of Clearwater Ser 2004                  6.25     06/01/34     1,053,590
   1,000    Illinois Finance Authority, Friendship Village of
               Schaumburg Ser 2005 A                                5.625     02/15/37     1,025,150
     750    Illinois Health Facilities Authority, Villa St
               Benedict Ser 2003 A-1                                 6.90     11/15/33       822,953
     275    Saint Joseph County, Indiana, Holy Cross Village at
               Notre Dame Ser 2006 A                                 6.00     05/15/26       290,067
   1,000    Olathe, Kansas, Catholic Care Ser 2006 A                 6.00     11/15/38     1,058,260
     500    Howard County, Maryland, Vantage House Ser 2007 B        5.25     04/01/37       501,135
     500    Maryland Health & Higher Educational Facilities
               Authority, King Farm Presbyterian Community 2007
               Ser A                                                 5.30     01/01/37       494,845
     500    Buffalo, Minnesota, Central Minnesota Senior Housing
               Ser 2006 A                                            5.50     09/01/33       500,850
   1,000    Kansas City Industrial Development Authority,
               Missouri, Bishop Spencer 2004 Ser I                   6.25     01/01/24     1,047,490
            New Jersey Economic Development Authority,
   1,000    Franciscan Oaks Ser 1997                                 5.70     10/01/17     1,017,090
   1,000    Franciscan Oaks Ser 1997                                 5.75     10/01/23     1,016,980
     500    Lions Gate Ser 2005 A                                   5.875     01/01/37       512,730
   1,000    North Carolina Medical Care Commission Healthcare
               Facilities, Presbyterian Homes Ser 2006               5.50     10/01/31     1,033,610
     750    Bucks County Industrial Development Authority,
               Pennsylvania, Ann's Choice Ser 2005 A                 6.25     01/01/35       790,455
     500    Montgomery County Industry Development Authority,
               Pennsylvania, Whitemarsh Community Ser 2005           6.25     02/01/35       525,830
            South Carolina Jobs-Economic Development Authority,
   1,100       Lutheran Homes of South Carolina, Ser 2007 (WI)       5.50     05/01/28     1,094,511
     750       Wesley Commons Ser 2006                               5.30     10/01/36       759,458
            Shelby County Health, Educational & Housing
               Facilities Board, Tennessee,
     500    Trezevant Manor Ser 2006 A                               5.75     09/01/37       509,585
     750    Village at Germantown Ser 2003 A                         7.25     12/01/34       768,405
     500    HFDC Central Texas Inc, Legacy at Willow Bend,
               Ser 2006 A                                            5.75     11/01/36       514,770
   2,527    Chesterfield County Industrial Development Authority,
               Virginia, Brandermill Woods Ser 1998                  6.50     01/01/28     2,606,748
   1,000    Peninsula Ports Authority of Virginia, Baptist Homes
               Ser 2006 C                                            5.40     12/01/33     1,008,030
 -------                                                                                 -----------
  21,502                                                                                  22,116,609
 -------                                                                                 -----------
            Nursing & Health Services  (7.0%)
   1,000    Iowa Finance Authority Senior Living Facility,
               Deerfield Retirement Community Inc, Ser 2007 A        5.50     11/15/37     1,011,760
            Massachusetts Development Finance Agency,
     500    Evergreen Center Ser 2005                                5.50     01/01/35       511,245
     935    Kennedy-Donovan Center Inc 1990 Issue                    7.50     06/01/10       964,453
   1,425    Loomis Communities Ser 1999 A                           5.625     07/01/15     1,445,363
   1,000    St Paul Housing & Redevelopment Authority,
               Minnesota, Sholom Home East Inc, Ser 2007 A           5.05     10/01/27       978,820
   1,000    Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg Ser 1999                   6.20     06/01/29     1,030,020
 -------                                                                                 -----------
   5,860                                                                                   5,941,661
 -------                                                                                 -----------
            Tobacco Settlement  (5.5%)
   1,000    Northern Tobacco Securitization Corporation, Alaska,
               Asset Backed Ser 2006 A                               5.00     06/01/46       946,820
     980    California County Tobacco Securitization Agency,
               Gold County Settlement Funding Corp Ser 2006          0.00     06/01/33       222,499
   2,000    Golden State Tobacco Securitization Corporation,
               California, Asset Backed Ser Refg 2007 A-1++         5.125     06/01/47     1,956,680

   5,000    Silicon Valley Tobacco Securitization Authority,
               California, Santa Clara Tobacco Securitization
               Corp Ser 2007 C                                       0.00     06/01/56       243,600
   2,000    Tobacco Settlement Financing Corporation,
               New Jersey, Ser 2007-1B                               0.00     06/01/41       298,380
   1,000    Nassau County Tobacco Settlement Corporation,
               New York, Asset Backed Ser 2006 A-3                  5.125     06/01/46     1,012,820
 -------                                                                                 -----------
  11,980                                                                                   4,680,799
 -------                                                                                 -----------
            Other Revenue  (4.9%)
   1,000    Sacramento Financing Authority, California,
               Convention Center Hotel 1999 Ser A                    6.25     01/01/30     1,011,750
   1,500    Mohegan Tribe of Indians, Connecticut,
               Gaming Authority Ser 2001 (a)                         6.25     01/01/31     1,582,365
     500    Austin Convention Enterprises Inc, Texas, Convention
               Center Hotel Ser 2006 B                               5.75     01/01/34       521,180
   1,000    Lubbock, Health Facilities Development Corporation,
               Texas, Carillon Ser 2005 A                            6.50     07/01/26     1,044,080
 -------                                                                                 -----------
   4,000                                                                                   4,159,375
 -------                                                                                 -----------
            Refunded  (5.2%)
   2,000    St Johns County Industrial Development Authority,
               Florida, Glenmoor Ser 1999 A                          8.00     01/01/10+    2,194,640
     935    Iowa Health Facilities Development Financing
               Authority, Care Initiatives Ser 1996                  9.25     07/01/11+    1,120,485
   1,000    New Jersey Economic Development Authority, Cedar
               Crest Village Inc Ser 2001 A                          7.25     11/15/11+    1,131,440
 -------                                                                                 -----------
   3,935                                                                                   4,446,565
 -------                                                                                 -----------
  92,297    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $84,470,212)                           87,275,114
 -------                                                                                 -----------
            SHORT-TERM INVESTMENT (2.1%)
            Investment Company
   1,746    Morgan Stanley Institutional Liquidity Tax-Exempt
               Portfolio - Institutional Class
               (Cost $1,746,344)(b)                                                        1,746,344
 -------                                                                                 -----------
  94,043    TOTAL INVESTMENTS (Cost $86,216,556)                                          89,021,458
 -------                                                                                 -----------
            FLOATING RATE NOTE OBLIGATION RELATED TO SECURITIES
               HELD (-5.3%)
  (4,500)   Notes with interest rates ranging from 3.74% to
               3.83% at June 30, 2007 and contractual maturities
               of collateral ranging from 10/01/31 to 06/01/49
               ++++ (Cost $(4,500,000))(e)                                                 (4,500,000)
 -------                                                                                 -----------
 $89,543    TOTAL NET INVESTMENTS (Cost $81,716,556) (c)(d)                       99.6%   84,521,458
 =======                                                                                 -----------
            OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.4       379,721
                                                                                 -----   -----------
            NET ASSETS                                                           100.0%  $84,901,179
                                                                                 =====   ===========

----------
AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

RITES Residual Interest Tax-Exempt Security.

WI    Security purchased on a when-issued basis.

*     Joint exemption in locations shown.

** Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $841,660 which represents 1.0% of net assets.

*** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $6,000.

+     Refunded to call date shown.

++    Underlying security related to inverse floaters entered into by the Fund.

+++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

++++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at June 30, 2007.

(a)  Resale is restricted to qualified institutional investors.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Fund Tax Exempt Portfolio- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Fund Tax Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund Tax Exempt Portfolio - Institutional Class. Income distributions earned by the Fund totaled $1,071, for the period ended June 30, 2007.

(c) Securities have been designated as collateral in an amount equal to $1,692,342 in connection with open futures contracts, an open swap contract and a purchase of a when-issued security.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,523,828 and the aggregate gross unrealized depreciation is $718,926, resulting in net unrealized appreciation of $2,804,902.

(e) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June 30, 2007, Fund investments with a value of $5,841,050 are held by the Dealer Trusts and serve as collateral for the $4,500,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at June 30, 2007 are presented in the "Portfolio of Investments".

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------   ---------------   ------------
    5          Short     U.S. Treasury Bonds 20 Year
                                 September 2007           $(538,750)        $11,080
                                                                            =======

INTEREST RATE SWAP CONTRACT OPEN AT JUNE 30, 2007:

                         NOTIONAL         PAYMENTS                PAYMENTS           TERMINATION    UNREALIZED
    COUNTERPARTY       AMOUNT (000)     MADE BY FUND          RECEIVED BY FUND           DATE      APPRECIATION
    ------------       ------------   ----------------   -------------------------   -----------   ------------
JPMorgan Chase & Co.      $4,000      Fixed Rate 3.79%       Floating Rate 3.85%       08/24/17       $62,017
                                                                                                      =======


                        Geographic Summary of Investments
           Based on Market Value as a Percent of Total Net Investments

Alabama ......................    1.2%
Alaska .......................    1.1
Arizona ......................    1.2
California ...................   10.2
Colorado .....................    3.3
Connecticut ..................    3.0
District of Columbia .........    1.1
Florida ......................    9.4
Georgia ......................    2.0
Hawaii .......................    1.8%
Illinois .....................    4.3
Indiana ......................    2.9
Iowa .........................    3.1
Kansas .......................    2.5
Maryland .....................    3.0
Massachusetts ................    3.5
Minnesota ....................    3.3
Missouri .....................    3.6
Nevada .......................    2.4%
New Hampshire ................    1.2
New Jersey ...................    5.9
New York .....................    5.1
North Carolina ...............    1.2
Oklahoma .....................    1.3
Pennsylvania .................    5.6
South Carolina ...............    2.3
Tennessee ....................    2.7%
Texas ........................    3.1
Virginia .....................    5.4
Washington ...................    0.4
Wyoming ......................    1.9
Joint exemption* .............   (1.1)
                                 ----
Total** + ....................   97.9%
                                 ====

----------
*    Joint exemptions have been included in each geographic location.

** Does not include open short future contracts with an underlying face amount of $538,750, with unrealized appreciation of $11,080 and an open swap contract with unrealized appreciation of $62,017.

+ Does not include an investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class of 2.1%.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
August 09, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
August 09, 2007


/s/ Francis Smith

Francis Smith
Principal Financial Officer
August 09, 2007


                                        3